Content and software development assets (Tables)	6 Months Ended
Jun. 30, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Expense of Development Costs

During the period ended June 30, 2023, the Company has expensed the development costs of all its technology as incurred and has expensed the following software development costs.

	Six Months ended June 30, 2023	Six Months ended June 30, 2022	Three Months ended June 30, 2023	Three Months ended June 30, 2022

Opening total software development costs	$13,056,478	$10,559,601	$13,800,812	$11,076,240

Software development during the period	1,499,731	1,160,693	755,397	644,054
Closing total Software development costs	$14,556,209	$11,720,294	$14,556,209	$11,720,294